                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2011

Check here if Amendment [_]; Amendment Number:
                                               ------
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Markel Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Gayner
Title: President and Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

/s/ Thomas S. Gayner          Richmond, VA                    8/15/2011
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:            116

Form 13F Information Table Value Total:    $ 1,884,122
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.       Form 13F File Number        Name
--        --------------------        ------------------------------------------
 1        28-6056                     Markel Gayner Asset Management Corporation

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

                           FORM 13F INFORMATION TABLE
                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2845    30000 SH       SOLE                    30000
                                                             12122   127800 SH       DEFINED 01             124000              3800
Abbott Laboratories            COM              002824100     6814   129500 SH       DEFINED 01             128500              1000
Accenture                      COM              G1151C101      604    10000 SH       SOLE                    10000
                                                              6731   111400 SH       DEFINED 01             100000             11400
Air Products & Chemicals       COM              009158106      507     5300 SH       DEFINED 01                                 5300
Alleghany Corporation          COM              017175100     1442     4328 SH       SOLE                     4328
Altria                         COM              02209S103     3082   116700 SH       DEFINED 01             114500              2200
American Express               COM              025816109      517    10000 SH       SOLE                    10000
                                                             19556   378263 SH       DEFINED 01             339000             39263
Anheuser-Busch Inbev ADR       COM              03524A108    19526   336601 SH       DEFINED 01             320000             16601
Automatic Data Processing      COM              053015103    24702   468900 SH       DEFINED 01             454700             14200
Bank of New York Mellon Corp   COM              064058100       77     3019 SH       SOLE                     3019
                                                              5973   233130 SH       DEFINED 01             214907             18223
Berkshire Hathaway Class B     COM              084670702    37542   485100 SH       SOLE                   485100
                                                             84645  1093747 SH       DEFINED 01            1026507             67240
Berkshire Hathaway, Inc.       COM              084670108    31929      275 SH       SOLE                      275
                                                             77326      666 SH       DEFINED 01                630                36
Brookfield Asset Management    COM              112585104    14263   430000 SH       SOLE                   430000
                                                             88356  2663728 SH       DEFINED 01            2465548            198180
Brookfield Residential         COM              11283W104      268    27000 SH       DEFINED 01              25000              2000
Brown & Brown                  COM              115236101     9382   365628 SH       DEFINED 01             365628
Brown Forman Class A           COM              115637100    20431   283760 SH       DEFINED 01             281000              2760
Brown-Forman Class B           COM              115637209     5297    70915 SH       DEFINED 01              70250               665
Calumet                        COM              131476103      215    10000 SH       SOLE                    10000
                                                               553    25700 SH       DEFINED 01              25000               700
Campbell Soup Co               COM              134429109     2519    72900 SH       DEFINED 01              70000              2900
Carmax                         COM              143130102     7771   235000 SH       SOLE                   235000
                                                            164336  4969332 SH       DEFINED 01            4728070            241262
Caterpillar Inc                COM              149123101    26321   247234 SH       DEFINED 01             241000              6234
Charles Schwab                 COM              808513105    15797   960300 SH       DEFINED 01             895000             65300
Clorox Company                 COM              189054109     1079    16000 SH       DEFINED 01              16000
Coca Cola Co                   COM              191216100     4374    65000 SH       DEFINED 01              60000              5000
Contango Oil & Gas             COM              21075n204     2951    50500 SH       DEFINED 01              50500
Costco                         COM              22160K105      406     5000 SH       SOLE                     5000
                                                              2884    35500 SH       DEFINED 01              34000              1500
DENTSPLY                       COM              249030107     1348    35400 SH       DEFINED 01              35000               400
DST Systems, Inc               COM              233326107     1320    25000 SH       DEFINED 01              25000
Diageo PLC                     COM              25243Q205    26894   328500 SH       SOLE                   328500
                                                             75556   922881 SH       DEFINED 01             861500             61381
Disney                         COM              254687106     7808   200000 SH       SOLE                   200000
                                                             50158  1284794 SH       DEFINED 01            1202500             82294

EOG Resources, Inc.            COM              26875p101     8814    84300 SH       DEFINED 01              83500               800
Emerson Electric               COM              291011104     9810   174400 SH       DEFINED 01             158000             16400
Enterprise Products Lmtd Ptnsh COM              293792107      648    15000 SH       SOLE                    15000
                                                             10124   234300 SH       DEFINED 01             225000              9300
Exxon Corporation              COM              30231G102    16260   199800 SH       SOLE                   199800
                                                             42657   524174 SH       DEFINED 01             475000             49174
Fairfax Financial Holdings Ltd COM              303901102   107146   267104 SH       SOLE                   267104
                                                              4956    12355 SH       DEFINED 01              12355
Federated Investors            COM              314211103      238    10000 SH       SOLE                    10000
                                                              6496   272500 SH       DEFINED 01             271000              1500
Fidelity National Financial    COM              31620R105    26883  1707950 SH       DEFINED 01            1663000             44950
General Dynamics               COM              369550108    29054   389881 SH       DEFINED 01             370000             19881
General Electric               COM              369604103    25696  1362450 SH       SOLE                  1362450
                                                             20712  1098172 SH       DEFINED 01             942550            155622
Heritage Crystal Clean Inc     COM              42726M106     4594   239500 SH       DEFINED 01             239500
Home Depot                     COM              437076102      724    20000 SH       SOLE                    20000
                                                             34286   946608 SH       DEFINED 01             900000             46608
ITC Holdings Corp              COM              465685105    12431   173200 SH       DEFINED 01             173000               200
Illinois Tool Works            COM              452308109    14265   252530 SH       DEFINED 01             230000             22530
Intel                          COM              458140100     1330    60000 SH       SOLE                    60000
                                                              9021   407092 SH       DEFINED 01             380000             27092
International Business Machine COM              459200101     1715    10000 SH       SOLE                    10000
                                                              1801    10500 SH       DEFINED 01              10000               500
International Game Technology  COM              459902102     4395   250000 SH       SOLE                   250000
                                                             15682   892030 SH       DEFINED 01             820000             72030
Investors Title Company        COM              461804106     9122   228850 SH       DEFINED 01             213300             15550
Johnson and Johnson            COM              478160104    18626   280000 SH       SOLE                   280000
                                                             19031   286095 SH       DEFINED 01             271700             14395
Kimberly Clark Corp            COM              494368103     1078    16200 SH       DEFINED 01              16000               200
Lennar Corporation             COM              526057104      454    25000 SH       DEFINED 01              25000
Leucadia National Corp         COM              527288104    20060   588266 SH       DEFINED 01             575000             13266
Lowes                          COM              548661107     2214    95000 SH       SOLE                    95000
                                                              5944   255000 SH       DEFINED 01             210000             45000
Marriott International         COM              571903202     6458   181965 SH       SOLE                   181965
                                                             43834  1235110 SH       DEFINED 01            1101907            133203
McDonalds                      COM              580135101    16203   192156 SH       DEFINED 01             181000             11156
Microsoft Corp                 COM              594918104     9724   373990 SH       DEFINED 01             354000             19990
National Oilwell               COM              637071101     6648    85000 SH       DEFINED 01              85000
Nike                           COM              654106103     4517    50200 SH       DEFINED 01              50000               200
Northern Trust Corp            COM              665859104     6434   140000 SH       DEFINED 01             140000
Novo-Nordisk A/S               COM              670100205    28745   229450 SH       DEFINED 01             215000             14450
NuStar GP Holdings             COM              67059L102    21035   584300 SH       DEFINED 01             576500              7800
Oracle Corp                    COM              68389x105     6638   201700 SH       DEFINED 01             165000             36700
Patterson Companies Inc.       COM              703395103     4493   136600 SH       DEFINED 01             135000              1600
Paychex                        COM              704326107     1564    50900 SH       DEFINED 01              50000               900
Pepsico                        COM              713448108     7395   105000 SH       DEFINED 01             104300               700
Philip Morris International    COM              718172109     7792   116700 SH       DEFINED 01             114500              2200
Plum Creek Lumber MLP          COM              729251108     6081   150000 SH       SOLE                   150000

                                                              8299   204700 SH       DEFINED 01             200000              4700
Pool Corp                      COM              73278L105     2832    95000 SH       DEFINED 01              95000
Procter & Gamble               COM              742718109     4030    63400 SH       DEFINED 01              62000              1400
RLI Corporation                COM              749607107    38153   616166 SH       DEFINED 01             598636             17530
Schlumberger                   COM              806857108     6074    70300 SH       DEFINED 01              69000              1300
State Street Corp              COM              857477103     1822    40400 SH       DEFINED 01              40400
Sysco Corp                     COM              871829107     2650    85000 SH       SOLE                    85000
                                                             22409   718683 SH       DEFINED 01             640000             78683
T.Rowe Price                   COM              74144T108      664    11000 SH       SOLE                    11000
                                                             11133   184500 SH       DEFINED 01             184000               500
Teva Pharmaceuticals           COM              881624209    12156   252100 SH       DEFINED 01             243000              9100
Union First Market Bankshares  COM              90662P104    42690  3504920 SH       SOLE                  3504920
United Parcel Service          COM              911312106     5070    69520 SH       SOLE                    69520
                                                             47400   649942 SH       DEFINED 01             597980             51962
Visa                           COM              92826C839      345     4100 SH       DEFINED 01               4000               100
W.P. Carey                     COM              92930Y107     1822    45000 SH       SOLE                    45000
                                                             37252   919900 SH       DEFINED 01             905200             14700
Wal-Mart Stores                COM              931142103     6187   116425 SH       SOLE                   116425
                                                             49913   939276 SH       DEFINED 01             864575             74701
Walgreen                       COM              931422109     9424   221960 SH       DEFINED 01             220000              1960
Washington Post Co             COM              939640108     2262     5400 SH       DEFINED 01               5200               200
Washington Real Estate Investm COM              939653101     7041   216508 SH       DEFINED 01             200300             16208
Watsco Inc                     COM              942622200      340     5000 SH       DEFINED 01               5000
Western Union                  COM              959802109     2364   118000 SH       DEFINED 01             118000
White Mountains                COM              G9618E107     2965     7056 SH       SOLE                     7056
                                                             28770    68474 SH       DEFINED 01              68474